Note 12 - Stock Warrants and Warrant Liability (Details) - Warrant Activity - $ / shares	Sep. 30, 2015	Dec. 31, 2013
Warrant Activity [Abstract]
Warrants for number of shares	22,148,045
Weighted-average exercise price	$ 0.23
Warrants for number of shares	22,148,045	9,648,045
Weighted-average exercise price	$ 0.23	$ 0.49